Employee Benefit Plans	9 Months Ended
Sep. 30, 2015
Notes to Consolidated Financial Statements [Abstract]
Employee Benefit Plans

10. Employee Benefit Plans

The Company currently has two principal pension plans, one for German employees, the other covering employees in the United States, the latter of which was curtailed in 2002. Plan benefits are generally based on years of service and final salary. As there is no legal requirement in Germany to fund defined benefit plans, the Company's pension obligations in Germany are unfunded. Each year FMCH contributes to the plan covering United States employees at least the minimum required by the Employee Retirement Income Security Act of 1974, as amended.

The following table provides the calculations of net periodic benefit cost for the three and nine months ended September 30, 2015 and 2014, respectively.

	For the three months ended September 30,		For the nine months endedSeptember 30,

	2015	2014	2015	2014
Components of net periodic benefit cost:
Service cost	$6.243	$4.671	$18.764	$14.153
Interest cost	6.949	7.422	20.864	22.234
Expected return on plan assets	(4.100)	(4.160)	(12.302)	(12.010)
Amortization of unrealized losses	8.660	4.250	25.995	12.959
Net periodic benefit costs	$17.752	$12.183	$53.321	$37.336